Provision for judicial liabilities - Possible losses - Civill and Enviroment (Details) - Civil, environment and real estate	Dec. 31, 2024 BRL (R$) item	Dec. 31, 2023 BRL (R$) item
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded	R$ 5,065,714
Possible losses
Disclosure of other provisions [line items]
Number of Lawsuits | item	201	219
Possible Losses for Which No Provision Was Recorded		R$ 4,462,964